Description of the Business	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business
Description of the Business
Kansas City Southern de México, S.A. de C.V. (“KCSM” or the “Company”) operates the primary commercial corridor of the Mexican railroad system, which allows it to participate significantly in the growing freight traffic between Mexico, the U.S. and Canada. KCSM’s rail lines consist of approximately 3,200 route miles. In addition, KCSM has trackage rights permitting it to run its trains over 700 miles of track of other Mexican railroad operators. KCSM is a wholly-owned subsidiary of Kansas City Southern (“KCS”). KCS’s principal U.S. subsidiary, The Kansas City Southern Railway Company (“KCSR”), is a U.S. Class I railroad. The rail networks of KCSR; The Texas Mexican Railway Company (“Tex-Mex”), also a KCS wholly-owned subsidiary; and KCSM together comprise approximately 6,300 route miles extending from the midwest and southeast portions of the United States into Mexico.
Arrendadora KCSM, S. de R.L. de C.V. (“Arrendadora KCSM”), a wholly-owned subsidiary, is a sociedad de responsabilidad limitada de capital variable, or S. de R.L. de C.V. (limited liability corporation). Arrendadora KCSM was incorporated on September 27, 2002, under the laws of Mexico and its only operation is the leasing of railroad equipment.
KCSM Holdings LLC (“KCSM Holdings”) was formed on December 11, 2006, as a limited liability company under the laws of the state of Delaware. KCSM owns one hundred percent of the interest of KCSM Holdings.
Mexrail, Inc. (“Mexrail”) owns 100% of Tex-Mex. Until June 2010, KCSM owned 49% of the outstanding capital stock of Mexrail and KCS owned the remaining 51% of Mexrail’s outstanding capital stock. For the year ended December 31, 2010, KCSM recognized its 49% interest under the equity method of accounting and included in its income statement $3.4 million of income.
On June 10, 2010, KCSM sold its 49% ownership interest in Mexrail, Inc. to KCS for $41.0 million based upon an independent valuation, which resulted in a gain of $0.7 million. The sale resulted in a $4.3 million tax benefit due to excess tax over book basis in the investment.
Ferrocarril y Terminal del Valle de México, S.A. de C.V. (Mexico Valley Railway and Terminal or “FTVM”) was incorporated as a sociedad anónima de capital variable (variable capital corporation) under the laws of Mexico. FTVM provides railroad services as well as ancillary services, including those related to interconnection, switching and haulage services in the greater Mexico City area. KCSM holds 25% of the capital stock of FTVM. The other shareholders of FTVM, each holding a 25% interest, are Ferrocarril Méxicano, S.A. de C.V. or “Ferromex,” Ferrosur, S.A. de C.V. or “Ferrosur” and the Mexican government.
For the years ended December 31, 2012, 2011 and 2010, KCSM recognized its 25% interest under the equity method of accounting and has included in its income statement $3.2 million, $2.8 million and $3.2 million of income, respectively, attributable to its interest in FTVM. In 2012, 2011 and 2010, KCSM received cash dividends of $2.3 million, $2.3 million and $1.5 million, respectively, from FTVM.
Highstar Harbor Holdings México, S. de R.L. de C.V., (“HHH Mexico”) was formed as a sociedad de responsabilidad limitada de capital variable, or S. de R.L. de C.V. (limited liability corporation). KCSM acquired HHH Mexico on March 3, 2010. KCSM owns 99.99% of the capital stock of HHH Mexico and the remaining 0.01% is owned by Nafta Rail, S.A de C.V. (“Nafta Rail”). Nafta Rail is a wholly-owned subsidiary of KCS. HHH Mexico, through its subsidiaries, operates an intermodal facility in Toluca, State of Mexico.
The Concession. KCSM holds a concession from the Mexican government (the “Concession”) until June 2047 (exclusive through 2027, subject to certain trackage and haulage rights granted to other concessionaires), which is renewable under certain conditions for an additional period of up to 50 years. The Concession is to provide freight transportation services over rail lines which are a primary commercial corridor of the Mexican railroad system. These lines include the shortest, most direct rail passageway between Mexico City and Laredo, Texas and serve most of Mexico’s principal industrial cities and three of its major shipping ports. KCSM has the right to use, but does not own, all track and buildings that are necessary for the rail lines’ operation. KCSM is obligated to maintain the right of way, track structure, buildings and related maintenance facilities to the operational standards specified in the Concession agreement and to return the assets in that condition at the end of the Concession period. KCSM was required to pay the Mexican government a concession duty equal to 0.5% of gross revenues during the first 15 years of the Concession period, and on June 24, 2012, KCSM began paying 1.25% of gross revenues, which is effective for the remaining years of the Concession period.
Under the Concession and Mexican law, the Company may freely set rates unless the Mexican government determines that there is no effective competition in Mexico’s rail industry. KCSM is required to register its rates with the Mexican government and to provide railroad services to all users on a fair and non-discriminatory basis and in accordance with efficiency and safety standards approved periodically by the Mexican government. In the event that rates charged are higher than the registered rates, KCSM must reimburse customers with interest, and risk the revocation of the Concession.
Mexican Railroad Services Law and regulations and the Concession establish several circumstances under which the Concession will terminate: revocation by the Mexican government, statutory appropriation, or KCSM’s voluntary surrender of its rights or liquidation or bankruptcy. The Concession requires the undertaking of capital projects, including those described in a business plan filed every five years with the Mexican government. The five-year plan was submitted in the fourth quarter of 2012 for the years 2013-2017 in which KCSM committed to certain minimum investment and capital improvement goals, which may be waived by the Mexican government upon application for relief for good cause. The Mexican government could also revoke KCSM’s exclusivity after 2027 if it determines that there is insufficient competition.
The Concession is subject to early termination or revocation under certain circumstances. In the event that the Concession is revoked by the Mexican government, KCSM will receive no compensation. Rail lines and all other fixtures covered by the Concession, as well as all improvements made by KCSM or third parties, will revert to the Mexican government. All other property not covered by the Concession, including all locomotives and railcars otherwise acquired, will remain KCSM’s property. In the event of early termination, or total or partial revocation of the Concession, the Mexican government would have the right to cause the Company to lease all service-related to assets to it for a term of at least one year, automatically renewable for additional one-year terms up to five years. The amount of the rent would be determined by experts appointed by KCSM and the Mexican government. The Mexican government must exercise this right within four months after early termination or revocation of the Concession. In addition, the Mexican government would have a right of first refusal with respect to certain transfers by KCSM of railroad equipment within 90 days after any revocation of the Concession. The Mexican government may also temporarily seize the rail lines and assets used in operating the rail lines in the event of a natural disaster, war, significant public disturbances or imminent danger to the domestic peace or economy for the duration of any of the foregoing events; provided, however, that Mexican law requires that the Mexican government pay KCSM compensation equal to damages caused and losses suffered if it effects a statutory appropriation for reasons of the public interest. These payments may not be sufficient to compensate the Company for its losses and may not be made timely.
Organizational Restructuring. Effective May 1, 2012, KCS completed an organizational restructuring whereby employees of KCSM became employees of KCSM Servicios, S.A. de C.V. (“KCSM Servicios”), a wholly-owned subsidiary of KCS.
Employees and Labor Relations. KCSM Servicios provides employee services to KCSM, and KCSM pays KCSM Servicios market-based rates for these services. KCSM Servicios’ union employees are covered by one labor agreement, which was signed on June 23, 1997, between KCSM and the Sindicato de Trabajadores Ferrocarrileros de la República Mexicana (“Mexican Railroad Union”), for a term of 50 years, for the purpose of regulating the relationship between the parties. As of December 31, 2012, approximately 80% of KCSM Servicios employees are covered by this labor agreement. The compensation terms under this labor agreement are subject to renegotiation on an annual basis, and all other benefits are subject to negotiation every two years. As a result of the labor agreement signed on April 19, 2012, compensation terms for the period from July 1, 2012, through June 30, 2013, were finalized. The union labor negotiation with the Mexican Railroad Union has not historically resulted in any strike, boycott or other disruption in KCSM's business operations.